UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2026-NQM5
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Amie Davis, (212) 623-7441

Name and telephone number, including area code, of the
person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT	INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Summary
99.6	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
99.7	Canopy Rating Agency Grades Summary Report
99.8	Canopy Rating Agency Grades Detail Report
99.9	Canopy Valuation Report
99.10	Canopy Data Compare Report
99.11	Clarifii LLC (“Clarifii”) Executive Summary
99.12	Clarifii Data Compare Report
99.13	Clarifii Rating Agency Grades Detail Report
99.14	Clarifii Rating Agency Grades Summary Report
99.15	Clarifii Valuation Report
99.16	Clayton Services LLC (“Clayton”) Due Diligence Narrative
99.17	Clayton Data Compare
99.18	Clayton Exception Report
99.19	Clayton Rating Agency Grades
99.20	Clayton Valuation Summary
99.21	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative
99.22	Consolidated Analytics Data Compare
99.23	Consolidated Analytics Exception Report
99.24	Consolidated Analytics Rating Agency Grades
99.25	Consolidated Analytics Valuation Summary
99.26	Covius Real Estate Services, LLC (“Covius”) Due Diligence Narrative
99.27	Covius Tape Compare
99.28	Covius Exceptions Report
99.29	Covius Grades Report
99.30	Covius Valuation Report
99.31	Incenter Lender Services LLC (“Incenter”) Narrative
99.32	Incenter Exception Report
99.33	Incenter Rating Agency Grades Report
99.34	Incenter Final Tape Compare Report
99.35	Incenter Valuation Summary Report
99.36	Inglet Blair, LLC (“Inglet Blair”) Due Diligence Narrative
99.37	Inglet Blair Data Compare
99.38	Inglet Blair Exception Report
99.39	Inglet Blair Rating Agency Grades
99.40	Inglet Blair Valuation Summary
99.41	Maxwell Diligence Solutions, LLC (“Maxwell”) Due Diligence Narrative
99.42	Maxwell Exceptions Report
99.43	Maxwell Grading Report
99.44	Maxwell Valuation Report
99.45	Maxwell Data Compare Report
99.46	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative
99.47	Opus Data Compare
99.48	Opus Exception Report
99.49	Opus Rating Agency Grades
99.50	Opus Valuation Summary
99.51	Selene Diligence LLC (“Selene”) Due Diligence Narrative
99.52	Selene Data Compare Report
99.53	Selene Standard Findings Report
99.54	Selene Rating Agency Grades Summary Report
99.55	Selene Valuation Report
99.56	Selene Rating Agency Muli-Property Valuation Report
99.57	The StoneHill Group, Inc. (“StoneHill”) Narrative
99.58	StoneHill Data Compare Report
99.59	StoneHill Rating Agency Grades Summary Report
99.60	StoneHill Rating Agency Grades Detail Report
99.61	StoneHill Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii
(Depositor)

Date: August 14, 2026	By:	/s/ Paul H. White
	Name:	Paul H. White
	Title:	Executive Director (Senior Officer in charge of securitization)